FAIR VALUE MEASUREMENTS - Quantitative Information Regarding Level 3 Fair Value Measurements (Details) - Level 3	Dec. 31, 2025 year $ / shares	Dec. 31, 2024 $ / shares year
Stock price | Derivative Liabilities
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative liability, measurement input	0.74	8.83
Stock price | Warrant Liability
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement inputs of warrants	0.74	8.83
Strike price | Minimum | Derivative Liabilities
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative liability, measurement input	2.89	1.5
Strike price | Minimum | Warrant Liability
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement inputs of warrants	4.42	4.42
Strike price | Maximum | Derivative Liabilities
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative liability, measurement input	2.94	2.5
Strike price | Maximum | Warrant Liability
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement inputs of warrants	5.74	5.74
Term (in years) | Minimum | Derivative Liabilities
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative liability, measurement input	1.2222	0.9500
Term (in years) | Minimum | Warrant Liability
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement inputs of warrants | year	2.89	1.5
Term (in years) | Maximum | Derivative Liabilities
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative liability, measurement input	1.2090	0.9654
Term (in years) | Maximum | Warrant Liability
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement inputs of warrants | year	2.94	2.5
Volatility | Minimum | Derivative Liabilities
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative liability, measurement input	0.0362	0.0448
Volatility | Minimum | Warrant Liability
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement inputs of warrants	1.2222	0.9780
Volatility | Maximum | Derivative Liabilities
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative liability, measurement input	0.0363	0.0449
Volatility | Maximum | Warrant Liability
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement inputs of warrants	1.2290	1.1620
Risk-free rate | Minimum | Derivative Liabilities
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative liability, measurement input	0.1572	0.0764
Risk-free rate | Minimum | Warrant Liability
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement inputs of warrants	0.0362	0.0419
Risk-free rate | Maximum | Derivative Liabilities
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative liability, measurement input	0.1596	0.0764
Risk-free rate | Maximum | Warrant Liability
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement inputs of warrants	0.0363	0.0430
Dividend yield | Derivative Liabilities
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative liability, measurement input	0.000	0.000
Dividend yield | Warrant Liability
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement inputs of warrants	0.000	0.000